Annual Report

Emerging Europe &
Mediterranean Fund

October 31, 2000

T. Rowe Price


REPORT HIGHLIGHTS

Emerging Europe &
Mediterranean Fund

o Emerging markets were weak in the two-month period ended October 31 amid a global decline in technology stocks and signs of slowing growth in major global economies.

o Russian stocks suffered from corporate governance scandals, while other Emerging European markets were hurt by the weak euro. Middle East markets fell amid political violence in Israel and Egypt's decision to let its currency depreciate.

o We emphasized service and financial sectors over cyclical industries. Our largest country allocations were Israel (19%), Turkey (17%), Greece (15%), and Russia (14%).

o Given the international uncertainty, we will focus on companies that depend on domestic economic conditions more than on global factors.

UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.


Fellow Shareholders

This is our first report since the fund's inception on August 31, 2000, and we would like to welcome all shareholders. Emerging markets in Europe and the Mediterranean region were weak in the fund's first two months of operation as technology stocks continued to fall worldwide and investors worried about signs of slowing growth in the U.S., Europe, and Japan.

Performance Comparison
--------------------------------------------------------------------------------
Period Ended 10/31/00                                             2 Months

Emerging Europe &
Mediterranean Fund                                                 -13.50%

MSCI Emerging Europe and
Middle East Index                                                  -8.64

     The fund's two-month return was -13.50% versus -8.64% for our benchmark, the Morgan Stanley Capital International (MSCI) Emerging Europe and Middle East Index. Underweighting the Greek market, whose modest 1% gain for the period still ranked as one of the best performers in these regions, hurt relative performance. Because we believe many Greek stocks are overvalued, we expect to remainunderweighted. Our emphasis on the hard-hit wireless telecommunications sector was also a negative. The decline in these stocks was especially sharp in Russia, where the government attempted to reclaim mobile telecom frequencies that had been previously granted to mobile phone operators Mobile Telesystems and Vimpel-Communications. Although the government backed down, investor confidence in the market was greatly damaged. In addition, underweighting Israeli Internet security stock Check Point Software Technologies-which we believed was overvalued but continued rising after other technology stocks fell-hurt relative results.

INVESTMENT THEMES

     Before we review the performance of individual markets and our positions, we would like to summarize four main themes that drive many of our investment decisions:

     1. In Central Europe, where economies and interest rates are converging toward those in the European Union (in anticipation of EU membership), we look for steady growth companies that can benefit from these trends. Two examples are Komercni Banka in the Czech Republic and OTP Bank in Hungary.


Can the Euro Also Rise?

     Understanding why the euro has been weak helps explain why it should recover. Several factors have pushed the euro-the common currency for 11 countries in Continental Europe-down 27% since its launch on January 1, 1999. Chris Rothery, a portfolio manager at T. Rowe Price International
     (TRPI), thinks each of these factors could moderate or reverse in the next year.

     Capital flows into the U.S. have risen sharply in recent years as European companies acquired an unprecedented number of U.S. businesses and as Europeans invested in U.S. financial assets. Both trends are moderating, however. This year's weakness in the U.S. stock market has made investment here less attractive. "The Nasdaq bubble appears to have been pricked, which should also take some steam out of the dollar," says Rothery.

     The persistent strength of the U.S. economy has also hurt the euro, as it makes the U.S. a more attractive place to invest. But U.S. growth has showed signs of slowing recently, narrowing the advantage over European growth.

     Higher-yielding U.S. government bonds also lured investors. Recently, however, long-term U.S. rates have declined while those in the euro zone have remained stable.

     Since the euro's launch, oil prices have more than tripled, and Europe's demand for the dollars needed to pay for oil has surged. But oil prices are stabilizing and expected to trend lower.

     While the Federal Reserve is respected and well established, the European Central Bank (ECB) has less than two years' experience. ECB officials have aggravated investors' uncertainty by making confusing remarks. Lately, ECB officials have become more politically astute and are expected to make more careful statements.

     Though TRPI portfolio managers have been surprised by the extent of the euro's decline, they point out that markets often overshoot. It would be a mistake for U.S. investors to shun euro assets, says Rothery.

     John Ford, TRPI's chief investment officer, sees Europe at an earlier stage of the economic cycle than the U.S., with greater room for productivity improvement. "If we can get into a virtuous cycle, then investors can benefit from better economic performance, higher returns on capital, and a strong chance of currency appreciation to boot," Ford says.

THE EURO VS. THE U.S. DOLLAR

         Px Last

12/31/1998        1.1667
1/1/1999          1.1697
1/4/1999          1.1837
1/5/1999          1.1761
1/6/1999          1.1628
1/7/1999          1.1712
1/8/1999          1.1585
1/11/1999         1.1494
1/12/1999         1.1560
1/13/1999         1.1669
1/14/1999         1.1690
1/15/1999         1.1555
1/18/1999         1.1613
1/19/1999         1.1595
1/20/1999         1.1565
1/21/1999         1.1602
1/22/1999         1.1588
1/25/1999         1.1535
1/26/1999         1.1560
1/27/1999         1.1444
1/28/1999         1.1420
1/29/1999         1.1362
2/1/1999          1.1309
2/2/1999          1.1351
2/3/1999          1.1314
2/4/1999          1.1340
2/5/1999          1.1266
2/8/1999          1.1323
2/9/1999          1.1315
2/10/1999         1.1326
2/11/1999         1.1223
2/12/1999         1.1308
2/15/1999         1.1223
2/16/1999         1.1209
2/17/1999         1.1248
2/18/1999         1.1195
2/19/1999         1.1069
2/22/1999         1.1021
2/23/1999         1.1007
2/24/1999         1.1007
2/25/1999         1.1034
2/26/1999         1.1028
3/1/1999          1.0892
3/2/1999          1.0941
3/3/1999          1.0875
3/4/1999          1.0799
3/5/1999          1.0823
3/8/1999          1.0888
3/9/1999          1.0881
3/10/1999         1.0943
3/11/1999         1.1042
3/12/1999         1.0905
3/15/1999         1.0932
3/16/1999         1.0996
3/17/1999         1.1002
3/18/1999         1.0972
3/19/1999         1.0896
3/22/1999         1.0907
3/23/1999         1.0892
3/24/1999         1.0870
3/25/1999         1.0839
3/26/1999         1.0800
3/29/1999         1.0732
3/30/1999         1.0732
3/31/1999         1.0762
4/1/1999          1.0795
4/2/1999          1.0786
4/5/1999          1.0712
4/6/1999          1.0830
4/7/1999          1.0775
4/8/1999          1.0742
4/9/1999          1.0797
4/12/1999         1.0804
4/13/1999         1.0782
4/14/1999         1.0802
4/15/1999         1.0713
4/16/1999         1.0705
4/19/1999         1.0660
4/20/1999         1.0625
4/21/1999         1.0584
4/22/1999         1.0646
4/23/1999         1.0599
4/26/1999         1.0590
4/27/1999         1.0662
4/28/1999         1.0620
4/29/1999         1.0608
4/30/1999         1.0570
5/3/1999          1.0567
5/4/1999          1.0630
5/5/1999          1.0762
5/6/1999          1.0792
5/7/1999          1.0757
5/10/1999         1.0782
5/11/1999         1.0712
5/12/1999         1.0646
5/13/1999         1.0656
5/14/1999         1.0659
5/17/1999         1.0671
5/18/1999         1.0674
5/19/1999         1.0662
5/20/1999         1.0623
5/21/1999         1.0584
5/24/1999         1.0607
5/25/1999         1.0624
5/26/1999         1.0443
5/27/1999         1.0423
5/28/1999         1.0429
5/31/1999         1.0420
6/1/1999          1.0448
6/2/1999          1.0359
6/3/1999          1.0324
6/4/1999          1.0377
6/7/1999          1.0328
6/8/1999          1.0466
6/9/1999          1.0466
6/10/1999         1.0482
6/11/1999         1.0519
6/14/1999         1.0423
6/15/1999         1.0426
6/16/1999         1.0308
6/17/1999         1.0343
6/18/1999         1.0397
6/21/1999         1.0347
6/22/1999         1.0325
6/23/1999         1.0337
6/24/1999         1.0412
6/25/1999         1.0430
6/28/1999         1.0331
6/29/1999         1.0319
6/30/1999         1.0351
7/1/1999          1.0230
7/2/1999          1.0249
7/5/1999          1.0223
7/6/1999          1.0236
7/7/1999          1.0222
7/8/1999          1.0222
7/9/1999          1.0196
7/12/1999         1.0145
7/13/1999         1.0170
7/14/1999         1.0136
7/15/1999         1.0190
7/16/1999         1.0201
7/19/1999         1.0313
7/20/1999         1.0400
7/21/1999         1.0500
7/22/1999         1.0508
7/23/1999         1.0504
7/26/1999         1.0647
7/27/1999         1.0632
7/28/1999         1.0662
7/29/1999         1.0725
7/30/1999         1.0711
8/2/1999          1.0691
8/3/1999          1.0680
8/4/1999          1.0776
8/5/1999          1.0758
8/6/1999          1.0742
8/9/1999          1.0717
8/10/1999         1.0710
8/11/1999         1.0658
8/12/1999         1.0674
8/13/1999         1.0567
8/16/1999         1.0581
8/17/1999         1.0507
8/18/1999         1.0520
8/19/1999         1.0644
8/20/1999         1.0672
8/23/1999         1.0490
8/24/1999         1.0544
8/25/1999         1.0424
8/26/1999         1.0453
8/27/1999         1.0464
8/30/1999         1.0482
8/31/1999         1.0566
9/1/1999          1.0582
9/2/1999          1.0689
9/3/1999          1.0612
9/6/1999          1.0575
9/7/1999          1.0587
9/8/1999          1.0598
9/9/1999          1.0538
9/10/1999         1.0374
9/13/1999         1.0424
9/14/1999         1.0358
9/15/1999         1.0409
9/16/1999         1.0383
9/17/1999         1.0423
9/20/1999         1.0355
9/21/1999         1.0491
9/22/1999         1.0439
9/23/1999         1.0503
9/24/1999         1.0439
9/27/1999         1.0462
9/28/1999         1.0525
9/29/1999         1.0645
9/30/1999         1.0684
10/1/1999         1.0725
10/4/1999         1.0737
10/5/1999         1.0737
10/6/1999         1.0687
10/7/1999         1.0717
10/8/1999         1.0632
10/11/1999        1.0638
10/12/1999        1.0772
10/13/1999        1.0806
10/14/1999        1.0776
10/15/1999        1.0894
10/18/1999        1.0812
10/19/1999        1.0825
10/20/1999        1.0749
10/21/1999        1.0802
10/22/1999        1.0690
10/25/1999        1.0675
10/26/1999        1.0592
10/27/1999        1.0518
10/28/1999        1.0511
10/29/1999        1.0549
11/1/1999         1.0513
11/2/1999         1.0527
11/3/1999         1.0489
11/4/1999         1.0375
11/5/1999         1.0421
11/8/1999         1.0383
11/9/1999         1.0403
11/10/1999        1.0447
11/11/1999        1.0405
11/12/1999        1.0318
11/15/1999        1.0332
11/16/1999        1.0302
11/17/1999        1.0416
11/18/1999        1.0296
11/19/1999        1.0300
11/22/1999        1.0321
11/23/1999        1.0279
11/24/1999        1.0185
11/25/1999        1.0179
11/26/1999        1.0171
11/29/1999        1.0103
11/30/1999        1.0093
12/1/1999         1.0086
12/2/1999         1.0013
12/3/1999         1.0017
12/6/1999         1.0228
12/7/1999         1.0254
12/8/1999         1.0278
12/9/1999         1.0214
12/10/1999        1.0134
12/13/1999        1.0144
12/14/1999        1.0057
12/15/1999        1.0071
12/16/1999        1.0170
12/17/1999        1.0087
12/20/1999        1.0133
12/21/1999        1.0085
12/22/1999        1.0093
12/23/1999        1.0156
12/24/1999        1.0110
12/27/1999        1.0132
12/28/1999        1.0070
12/29/1999        1.0051
12/30/1999        1.0086
12/31/1999        1.0062
1/3/2000          1.0243
1/4/2000          1.0296
1/5/2000          1.0321
1/6/2000          1.0328
1/7/2000          1.0295
1/10/2000         1.0256
1/11/2000         1.0336
1/12/2000         1.0309
1/13/2000         1.0258
1/14/2000         1.0122
1/17/2000         1.0122
1/18/2000         1.0137
1/19/2000         1.0133
1/20/2000         1.0168
1/21/2000         1.0098
1/24/2000         1.0072
1/25/2000         1.0009
1/26/2000         1.0019
1/27/2000         0.9882
1/28/2000         0.9747
1/31/2000         0.9707
2/1/2000          0.9711
2/2/2000          0.9765
2/3/2000          0.9894
2/4/2000          0.9832
2/7/2000          0.9815
2/8/2000          0.9855
2/9/2000          0.9942
2/10/2000         0.9854
2/11/2000         0.9875
2/14/2000         0.9783
2/15/2000         0.9815
2/16/2000         0.9863
2/17/2000         0.9878
2/18/2000         0.9839
2/21/2000         0.9877
2/22/2000         1.0038
2/23/2000         1.0036
2/24/2000         0.9920
2/25/2000         0.9749
2/28/2000         0.9709
2/29/2000         0.9642
3/1/2000          0.9727
3/2/2000          0.9656
3/3/2000          0.9586
3/6/2000          0.9586
3/7/2000          0.9584
3/8/2000          0.9610
3/9/2000          0.9669
3/10/2000         0.9637
3/13/2000         0.9642
3/14/2000         0.9686
3/15/2000         0.9669
3/16/2000         0.9696
3/17/2000         0.9721
3/20/2000         0.9728
3/21/2000         0.9615
3/22/2000         0.9610
3/23/2000         0.9715
3/24/2000         0.9779
3/27/2000         0.9672
3/28/2000         0.9605
3/29/2000         0.9514
3/30/2000         0.9613
3/31/2000         0.9553
4/3/2000          0.9553
4/4/2000          0.9596
4/5/2000          0.9625
4/6/2000          0.9584
4/7/2000          0.9553
4/10/2000         0.9627
4/11/2000         0.9592
4/12/2000         0.9590
4/13/2000         0.9524
4/14/2000         0.9622
4/17/2000         0.9527
4/18/2000         0.9453
4/19/2000         0.9402
4/20/2000         0.9374
4/21/2000         0.9385
4/24/2000         0.9380
4/25/2000         0.9208
4/26/2000         0.9235
4/27/2000         0.9099
4/28/2000         0.9119
5/1/2000          0.9158
5/2/2000          0.9100
5/3/2000          0.8948
5/4/2000          0.8895
5/5/2000          0.8970
5/8/2000          0.8977
5/9/2000          0.9075
5/10/2000         0.9068
5/11/2000         0.9016
5/12/2000         0.9197
5/15/2000         0.9112
5/16/2000         0.9003
5/17/2000         0.8959
5/18/2000         0.8946
5/19/2000         0.8975
5/22/2000         0.9031
5/23/2000         0.9071
5/24/2000         0.9044
5/25/2000         0.9115
5/26/2000         0.9309
5/29/2000         0.9266
5/30/2000         0.9301
5/31/2000         0.9380
6/1/2000          0.9312
6/2/2000          0.9463
6/5/2000          0.9479
6/6/2000          0.9548
6/7/2000          0.9622
6/8/2000          0.9560
6/9/2000          0.9536
6/12/2000         0.9538
6/13/2000         0.9596
6/14/2000         0.9579
6/15/2000         0.9547
6/16/2000         0.9650
6/19/2000         0.9567
6/20/2000         0.9548
6/21/2000         0.9442
6/22/2000         0.9355
6/23/2000         0.9359
6/26/2000         0.9369
6/27/2000         0.9459
6/28/2000         0.9401
6/29/2000         0.9520
6/30/2000         0.9525
7/3/2000          0.9502
7/4/2000          0.9513
7/5/2000          0.9525
7/6/2000          0.9507
7/7/2000          0.9484
7/10/2000         0.9553
7/11/2000         0.9527
7/12/2000         0.9424
7/13/2000         0.9372
7/14/2000         0.9385
7/17/2000         0.9366
7/18/2000         0.9248
7/19/2000         0.9246
7/20/2000         0.9331
7/21/2000         0.9369
7/24/2000         0.9337
7/25/2000         0.9385
7/26/2000         0.9428
7/27/2000         0.9317
7/28/2000         0.9230
7/31/2000         0.9266
8/1/2000          0.9147
8/2/2000          0.9136
8/3/2000          0.9061
8/4/2000          0.9083
8/7/2000          0.9071
8/8/2000          0.9022
8/9/2000          0.9006
8/10/2000         0.9083
8/11/2000         0.9026
8/14/2000         0.9056
8/15/2000         0.9135
8/16/2000         0.9161
8/17/2000         0.9162
8/18/2000         0.9064
8/21/2000         0.9017
8/22/2000         0.8964
8/23/2000         0.9017
8/24/2000         0.9021
8/25/2000         0.9021
8/28/2000         0.9002
8/29/2000         0.8921
8/30/2000         0.8940
8/31/2000         0.8878
9/1/2000          0.8997
9/4/2000          0.8978
9/5/2000          0.8903
9/6/2000          0.8702
9/7/2000          0.8713
9/8/2000          0.8672
9/11/2000         0.8577
9/12/2000         0.8640
9/13/2000         0.8594
9/14/2000         0.8644
9/15/2000         0.8543
9/18/2000         0.8537
9/19/2000         0.8509
9/20/2000         0.8493
9/21/2000         0.8599
9/22/2000         0.8766
9/25/2000         0.8745
9/26/2000         0.8828
9/27/2000         0.8834
9/28/2000         0.8791
9/29/2000         0.8827
10/2/2000         0.8772
10/3/2000         0.8757
10/4/2000         0.8735
10/5/2000         0.8692
10/6/2000         0.8684
10/9/2000         0.8686
10/10/2000        0.8716
10/11/2000        0.8683
10/12/2000        0.8629
10/13/2000        0.8560
10/16/2000        0.8499
10/17/2000        0.8544
10/18/2000        0.8389
10/19/2000        0.8435
10/20/2000        0.8420
10/23/2000        0.8354
10/24/2000        0.8359
10/25/2000        0.8272
10/26/2000        0.8303
10/27/2000        0.8405
10/30/2000        0.8411
10/31/2000        0.8489

     Chart shows the euro-the common currency of 11 countries in Continental Europe-has declined steadily in value versus the U.S. dollar since its January 1, 1999, launch.


     2. In Russia, we focus on large natural resource companies that are undervalued relative to their international peers, such as LUKoil and Surgutneftegaz. We also look for companies that should benefit over the long term from economic and regulatory reforms, such as mobile telecom company Mobile Telesystems.

     3. In Israel, where the government's heavy investment in high-tech research has produced a vibrant technology sector, we emphasize internationally recognized, high-quality companies such as Orbotech and Teva
     Pharmaceutical.

     4. In other Middle East countries, we seek companies that could benefit from economic reforms and peace between Israel and its Arab and Palestinian neighbors. Two examples are Egyptian Company for Mobile Services and Orascom Telecom, also an Egyptian company.


PORTFOLIO REVIEW

     As you can see in the pie chart below, the fund's assets are concentrated in a handful of markets that we believe represent the best long-term investment opportunities in Emerging Europe and the Middle East. Israel, our largest single-country exposure, represented 19% of fund assets at the end of October. Our Turkish holdings totaled 17% of assets, while Greece and Russia accounted for 15% and 14%, respectively.

Geographic Diversification

Israel                        19
Turkey                        17
Greece                        15
Russia                        14
Other & Reserves              12
Hungary                        9
Egypt                          7
Poland                         7

Based on net assets as of 10/31/00.

     Regarding our industry allocations, shown on the next page, services and financial companies together represented nearly 60% of fund assets. The remainder was diversified mostly among companies in cyclical industries with more modest growth prospects, such as materials, energy, and capital equipment.

MARKET REVIEW

     Europe

     In Emerging Europe, stocks in the Czech Republic, Hungary, and Poland fell 8%, 11%, and 21%, respectively, partially because their currencies were dragged lower by the weakening euro. Economic recovery remained strong in Hungary and the Czech Republic, but Poland still has a large trade deficit. One of our top holdings is Hungarian pharmaceutical company EGIS. Its valuation is reasonable, in our opinion, and its growth is accelerating because of increased sales in Russia and the global trend toward greater use of generic drugs.

     In Russia, the good news was that the economy began to recover strongly thanks to high oil prices. In addition, the country's trade surplus increased to 14% of GDP, and foreign exchange reserves rose. The Putin government, with the majority support of the legislature, also made progress with structural reforms regarding tax collection and the budget. The bad news, however, was that Russian stocks declined 23% in the last two months, as investors were rattled by a couple of corporate governance scandals, notably at Norilsk Nickel, and by the government's failed attempt to reclaim mobile telecom frequencies from two mobile phone operators, as mentioned earlier.

Industry Diversification

                                                           Percent of Net Assets
                                                                        10/31/00
--------------------------------------------------------------------------------

Services                                                                   38.0%
Finance                                                                    21.7
Consumer Goods                                                              9.3
Energy                                                                      9.0
Capital Equipment                                                           6.4
Miscellaneous                                                               5.1
Materials                                                                   2.6
Multi-industry                                                              2.5
Reserves                                                                    5.4

--------------------------------------------------------------------------------
Total                                                                     100.0%

     Middle East

     In Israel, the market declined 10% in the last two months. All of our Israeli holdings are in the technology or biotechnology areas, and they have not been immune to negative global sentiment toward high-growth stocks. However, they have been relatively unscathed by the political turmoil and violence because their sales are almost entirely outside of Israel and their production is geographically diversified. History tells us that it is generally best to ignore the political situation and focus on company fundamentals. Our largest Israeli holdings, in addition to those mentioned previously, include Gilat Satellite Networks, Partner Communications, and NICE Systems.

     Stocks in Turkey and Egypt fell 2% and 18%, respectively. In Turkey, the IMF stabilization program remained on track, and inflation should fall to around 25% by early next year. The country's fiscal position is also greatly improved following some successful privatizations. Major holdings in Turkey include bank stocks Turkiye Garanti Bankasi and Yapi ve Kredi Bankasi and leading media group Dogan Yayin Holding. In Egypt, the market has been undermined by macroeconomic uncertainty surrounding the decision of the monetary authorities to let the country's overvalued currency depreciate. Stocks are very cheap but unlikely to rebound until investor confidence in the economy is restored.


OUTLOOK

     The short two-month period since your fund was launched has been a difficult time for emerging markets in Europe and the Middle East, largely due to a weak global backdrop. Based on their fundamentals, we find the outlook for these regions to be promising. Emerging European economies have been rebounding, fiscal positions have improved, and valuations look attractive. Russia has also been greatly helped by rising oil prices.

     If the world's developed economies can achieve a soft landing (i.e., slower growth without slipping into a recession) and if technology stocks worldwide stop falling, the year could end on a positive note. However, if the situation in the Middle East worsens and major tech companies continue to report disappointing earnings, all bets are off. Given the international uncertainty, we will position the fund for long-term appreciation by focusing on steady growth stocks of high-quality companies that depend more on conditions in their domestic economies than on global factors.

     Respectfully submitted,

     John R. Ford President, T. Rowe Price International Funds, Inc.

     November 30, 2000


T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------

Portfolio Highlights

  TWENTY-FIVE LARGEST HOLDINGS                             Percent of
                                                           Net Assets
                                                             10/31/00
--------------------------------------------------------------------------------

  Antenna TV, Greece                                              6.1%
  LUKoil, Russia                                                  5.2
  Dogan Yayin Holding, Turkey                                     5.1
  Orbotech, Israel                                                4.5
  Turkiye Garanti Bankasi, Turkey                                 4.4
--------------------------------------------------------------------------------

  Gilat Satellite Networks, Israel                                3.9
  Yapi ve Kredi Bankasi, Turkey                                   3.9
  EGIS, Hungary                                                   3.5
  Teva Pharmaceutical, Israel                                     3.3
  Surgutneftegaz, Russia                                          3.2
--------------------------------------------------------------------------------

  Mobile Telesystems, Russia                                      3.0
  Komercni Banka, Czech Republic                                  2.8
  OTP Bank, Hungary                                               2.8
  Egyptian Company for Mobile Services, Egypt                     2.7
  Alpha Bank, Greece                                              2.7
--------------------------------------------------------------------------------

  Elektrim Spolka Akcyjna, Poland                                 2.5
  Hellenic Telecommunications Organization, Greece                2.5
  Comverse Technology, United States                              2.4
  Partner Communications, Israel                                  2.3
  Check Point Software Technologies, Israel                       2.1
--------------------------------------------------------------------------------

  Orascom Telecom, Egypt                                          1.9
  ComputerLand, Poland                                            1.9
  NICE Systems, Israel                                            1.8
  Cosmote Mobile Communication, Greece                            1.8
  Al Ahram Beverages, Egypt                                       1.8
--------------------------------------------------------------------------------

  Total                                                          78.1%

Note: Table excludes reserves.


T. Rowe Price Emerging Europe & Mediterranean Fund

  Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------


                                                               8/31/00
                                                               Through
                                                              10/31/00

     NET ASSET VALUE
     Beginning of period                                   $    10.00

     Investment activities
     Net investment income (loss)                               (0.01)*
     Net realized and unrealized gain (loss)                    (1.34)
     Total from investment activities                           (1.35)

     NET ASSET VALUE
     End of period                                         $     8.65
                                                           ----------


     Ratios/Supplemental Data

     Total return(diamond)                                     (13.50)%*
     Ratio of total expenses to average net assets                1.75%!*
     Ratio of net investment income (loss)
     to average net assets                                      (0.73)%!*
     Portfolio turnover rate                                      62.9%!
     Net assets, end of period (in thousands)              $    25,533


(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. ! Annualized * Excludes expenses in excess of a 1.75% voluntary expense limitation in effect through 10/31/02.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
                                                                October 31, 2000

Statement of Net Assets                                  Shares            Value
-------------------------------------------------------------------------------
                                                                    In thousands

  CZECH REPUBLIC 3.4%

  Common Stocks 3.4%
  Ceska Sporitelna *                                     25,446   $      145
  Komercni Banka *                                       33,832          717
  Total Czech Republic (Cost $928)                                       862

  EGYPT 7.3%

  Common Stocks 7.3%
  Al Ahram Beverages GDR (USD) *                         35,191          447
  EFG-Hermes Holding (USD)                              111,095          219
  Egyptian Company for Mobile Services *                 34,852          689
  Orascom Telecom GDR (USD) *                            81,402          497
  Total Egypt (Cost $2,450)                                            1,852

  ESTONIA 1.0%

  Common Stocks 1.0%
  Eesti Telekom GDR (USD)                                17,042          264
  Total Estonia (Cost $306)                                              264

  GREECE 14.7%

  Common Stocks 14.7%
  Alpha Bank                                             18,460          682
  Antenna TV ADR (USD) *                                 78,800        1,554
  Cosmote Mobile Communication *                         60,420          453
  Hellenic Telecommunications Organization               36,350          635
  National Bank of Greece                                11,400          433
  Total Greece (Cost $3,915)                                           3,757

  HUNGARY 9.1%

  Common Stocks 9.1%
  EGIS                                                   21,291          899
  Gedeon Richter GDR (USD)                                7,636          368
  Matav ADR (USD)                                        14,538          342
  OTP Bank GDR (USD)                                     15,490          713
  Total Hungary (Cost $2,634)                                          2,322

  ISRAEL 18.8%

  Common Stocks 18.8%
  Check Point Software Technologies (USD)                 3,320   $      526
  Commtouch Software (USD) *                             19,047          229
  Gilat Satellite Networks (USD) *                       19,380          995
  NICE Systems ADR (USD) *                                9,940          463
  Orbotech (USD) *                                       21,809        1,154
  Partner Communications ADR (USD) *                     98,920          597
  Teva Pharmaceutical ADR (USD)                          14,120          835
  Total Israel (Cost $6,611)                                           4,799

  POLAND 7.1%

  Commmon Stocks 7.1%
  Bank Polska Kasa Opieki GDR (USD) *                    11,184          113
  Comarch *                                              18,745          214
  ComputerLand *                                         20,514          495
  Elektrim Spolka Akcyjna *                              79,070          636
  Pekao Bank *                                           35,200          352
  Total Poland (Cost $2,345)                                           1,810

  RUSSIA 14.2%

  Common Stocks 14.2%
  LUKoil ADR (USD)                                       23,918        1,334
  Mobile Telesystems ADR (USD) *                         27,319          755
  Norilsk Nickel (USD) *                                 37,459          292
  Surgutneftegaz ADR (USD)                               62,400          811
  Tatneft ADR (USD)                                      18,773          195
  Vimpel-Communications ADR (USD) *                      12,430          242
  Total Russia (Cost $4,391)                                           3,629

  TURKEY 16.6%

  Common Stocks 16.6%
  Anadolu Efes Biracilik
  ve Malt Sanayii*                                     3,961,198         232
  Dogan Yayin Holding *                              100,075,161       1,305
  Hurriyet Gazetecilik
  ve Matbaacilik *                                    25,679,716         309
  Migros Turk                                          2,071,302         285
  Turkiye Garanti Bankasi *                          110,001,957       1,128
  Yapi ve Kredi Bankasi *                            114,547,165         990
  Total Turkey (Cost $4,096)                                           4,249

  UNITED STATES 2.4%

  Common Stocks 2.4%
  Comverse Technology *                                   5,380          601
  Total United States (Cost $501)                                        601

  SHORT-TERM INVESTMENTS 7.1%

  Money Market Funds 7.1%
  Reserve Investment Fund, 6.68% #                    1,819,644        1,820
  Total Short-Term Investments (Cost $1,820)                           1,820


                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

  Total Investments in Securities
  101.7% of Net Assets (Cost $29,997)                              $  25,965

  Other Assets Less Liabilities                                         (432)


  NET ASSETS                                                       $  25,533
                                                                   ---------

  Net Assets Consist of:
  Accumulated net investment income - net of distributions $               5
  Accumulated net realized gain/loss - net of distributions              197
  Net unrealized gain (loss)                                          (4,034)
  Paid-in-capital applicable to 2,953,502shares of $0.01
  par value capital stock outstanding; 2,000,000,000
  shares of theCorporation authorized                                 29,365

  NET ASSETS                                                       $  25,533
                                                                   ---------

  NET ASSET VALUE PER SHARE                                        $    8.65
                                                                   ---------

         *        Non-income producing
         #        Seven-day yield
         ADR      American depository receipt
         GDR      Global depository receipt
         USD      U.S. dollar

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Emerging Europe & Mediterranean Fund

Statement of Operations
--------------------------------------------------------------------------------

In thousands

                                                               8/31/00
                                                               Through
                                                              10/31/00
  Investment Income (Loss)
  Interest income                                          $       44

  Expenses
     Organization and initial registration                         37
     Shareholder servicing                                         19
     Custody and accounting                                        19
     Legal and audit                                                2
     Registration                                                   1
     Directors                                                      1
     Reimbursed by manager                                         (3)
     Total expenses                                                76
  Net investment income (loss)                                    (32)

  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
     Securities                                                   185
     Foreign currency transactions                                 12
     Net realized gain (loss)                                     197
  Change in net unrealized gain or loss
     Securities                                                (4,032)
     Other assets and liabilities
     denominated in foreign currencies                             (2)
     Change in net unrealized gain or loss                     (4,034)

  Net realized and unrealized gain (loss)                      (3,837)

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                   $   (3,869)

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Emerging Europe & Mediterranean Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                              8/31/00
                                                              Through
                                                             10/31/00

  Increase (Decrease) in Net Assets
  Operations
     Net investment income (loss)                          $      (32)
     Net realized gain (loss)                                     197
     Change in net unrealized gain or loss                     (4,034)
     Increase (decrease) in net assets from operations         (3,869)

  Capital share transactions *
     Shares sold                                               29,884
     Shares redeemed                                             (483)
     Redemption fees received                                       1
     Increase (decrease) in net assets from capital
     share transactions                                        29,402

  Net Assets
  Increase (decrease) during period                            25,533
  Beginning of period                                            --

  End of period                                            $   25,533
                                                           ----------

  *Share information
     Shares sold                                                3,008
     Shares redeemed                                              (54)
     Increase (decrease) in shares outstanding                  2,954

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Emerging Europe & Mediterranean Fund

         October 31, 2000
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

          T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Emerging Europe & Mediterranean Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation, and commenced operations on August 31, 2000. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

          The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

          Valuation Equity securities are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

          Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

          Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

          Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

          Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

          Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

          Emerging Markets At October 31, 2000, approximately 92% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

          Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $30,623,000 and $2,632,000, respectively, for the period ended October 31, 2000.

NOTE 3 - FEDERAL INCOME TAXES

          No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute all of its income.

          In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the period ended October 31, 2000.
--------------------------------------------------------------------------------

          Undistributed net investment income                   $   37,000
          Paid-in-capital                                          (37,000)

          At October 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $29,997,000. Net unrealized loss aggregated $4,032,000 at period-end, of which $419,000 related to appreciated investments and $4,451,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

          The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates). The investment management agreement between the fund and the manager provides for an annual investment management fee. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.75% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At October 31, 2000, and for the period then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

          Under the terms of the investment management agreement, the manager is required to bear any expenses through October 31, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 1.75%. Thereafter, through October 31, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.75%. Pursuant to this agreement, $46,000 of management fees were not accrued by the fund for the period ended October 31, 2000, and $3,000 of other expenses were borne by the manager.

          In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $33,000 for the period ended October 31, 2000, of which $12,000 was payable at period-end.

          The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates or T. Rowe Price International, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the period ended October 31, 2000, totaled $26,000 and are reflected as interest income in the accompanying Statement of Operations.


T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price International Funds,
Inc. and Shareholders of Emerging Europe & Mediterranean Fund

          In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Europe & Mediterranean Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion.


          PricewaterhouseCoopers LLP

          Baltimore, Maryland
          November 17, 2000


T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

Investment Services and Information

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132 Available
     Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m.
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     **   Based on a July 2000 survey for representative-assisted stock trades.
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T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
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Growth Stock
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New Horizons*
Real Estate
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Small-Cap Stock
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Spectrum Growth
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Value

International/Global

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
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Maryland Tax-Free Bond
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New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free IntermediateBond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

International/Global

Emerging Markets Bond
International Bond

MONEY MARKET FUNDS!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

     * Closed to new investors.

     ! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of
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     The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security
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     by First Security Benefit Life Insurance Company of New York, White Plains,
     NY. T. Rowe Price refers to the underlying portfolios' investment managers
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     and complete details of the coverage.


T. Rowe Price Advisory Services and Retirement Resources
--------------------------------------------------------------------------------

Advisory Services, Retirement Resources

     T. Rowe Price is your full-service retirement specialist. We have developed unique advisory services that can help you meet the most difficult
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     ADVISORY SERVICES

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     T. Rowe Price Rollover Investment Service offers asset allocation advice to
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For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access  1-800-638-2587
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For assistance
with your existing
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To open a brokerage account
or obtain information, call:
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For the hearing impaired, call:
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Internet address:
www.troweprice.com

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plan participants:
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on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site.

Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price, Invest With Confidence (registered trademark)

T.   Rowe Price Investment Services, Inc., Distributor.      F131-050 10/31/00